[Letterhead of Pinacle Enterprise, Inc.]

October 26, 2011

United States

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.W.

Washington, D.C. 20549-4631

Re:

Pinacle Enterprise, Inc.

Registration Statements on Form S-1

Filed June 21, 2011 and September 14, 2011

File No. 333-175044

Dear Sir or Madam:

In response to your comment on September 29, 2011 and your comment letter dated July 14, 2011, please note the following:

General

1.

Disclosure indicates that Pinacle Enterprise Inc. is a development stage company involved primarily in organizational activities to date with nominal assets, nominal working capital, so formal commitments or arrangements for raising additional financing, no revenues, no product or service ready for commercial sale, and no clients, customers, or suppliers.  These and other facts suggest that Pinacle’s proposed business is commensurate in scope with the uncertainty ordinarily associated with a blank check company and that Pinacle should comply with Rule 410 of Regulation C under the Securities Act.  Please provide us your analysis of why you believe that Rule 419 does not apply to your offering.  Alternatively, revise the registration statement to comply with Rule 419 and confirm that you will file post-effective amendments as required to comply with Rule 419(d) and (e).  Please note that the offer must contain the terms set forth in Rule 419(e)(2).

Response:  SEC Release No. 33-8587 defines a “shell company” as a company “…with no or nominal operations and either no or nominal assets, assets consisting solely of cash and cash equivalents, or assets consisting of any amount of cash and cash equivalents and nominal other assets.”

Based on our representations and the disclosure in the registration statement, management is of the opinion that the registrant would not be deemed as a shell company, as defined in the SEC Release No. 33-8587, for the following reasons.

Since inception, the registrant has actively pursued its business plan.

The registrant has a business plan which is inconsistent with the business plan of a shell company.  As described in the registration statement, the registrant intends to provide architectural design, architectural animation, 3D modeling as well as computer-aided design drafting and conversion services.

Architectural Design:

The registrant will provide architectural design services like building and structural design, exterior and interior 3D rendering, architectural drafting, architectural drawing, architectural lighting, plans, cost estimation, layering and 3D modeling.

We will offer architectural layout and landscaping CAD drawings:

  -  Architectural floor plan CAD drawings

  -  Space plan CAD drawings

  -  Furniture CAD drawings

  -  Reflected ceiling plans/CAD drawings

  -  Interior designing and planning/CAD drawings

The registrant does not intend to solely engage in any activities which would be consistent with the business plan of a shell company.

The registrant did not consider itself to be a shell company on the dates of filing the registration statement and does not consider itself to be a shell company at this time.  The officers, directors and principal stockholders of the registrant recognize that they could suffer severe penalties to characterize itself in past SEC filings as a shell company when it was not a shell company then and it is not one now.

2.

It appears that Pinacle is a shell company and that the shares being registered for resale constitute 100% of the company’s shares not held by your chief executive officer.  See Rule 405 under the Securities Act for the Commission’s definition of a shell company.  Please revise the disclosure throughout the registration statement to indicate that Pinacle is a shell company.  Please also identify all the selling shareholders as underwriters (not “may be deemed to be underwriters”) and fix the sales price to the public for the duration of the offering.  In addition, make conforming changes throughout the prospectus (e.g. Plan of Distribution).

Response: The registrant is of the opinion that it is not a shell company as discussed above.  As a result, no revisions have been made.

Registration Statement’s Facing Page

3.

The EDGAR system indicates that Pinacle’s SIC code number is 8700, rather than 5960.  Please revise.

Response: We have revised the SIC code to 8700.

4.

Please advise why you state that Pinacle’s Internal Revenue Service employee identification number is “not applicable.”

Response: The EIN has been provided

5.

In footnote (1) to the calculation of registration fee table, specify which subparagraph of Rule 457 you used for computation of the filing fee.

Response:  The subparagraph of Rule 457 used for computation of the filing fee has been added.

Prospectus’ Outside Front Cover Page

6.

Highlight the cross reference to the risk factors section by prominent type or in another manner.  See Item 501(b)(5) of Regulation S-K.

Response: The cross reference to the risk factors section has been set out in bold.  However, the text version for EDGAR filing purposes does not reflect that treatment.

Summary of Our Offering, page 5

7.

Explain the meaning of an abbreviation or acronym such as CAD when introduced in the registration statement.

Response: We have revised the abbreviation CAD to being Computer- Aided Design.

Summary of Our Offering, page 5: Market Information, page 20

8.

Please delete or revise the statement “We intend to quote our common shares on a market or securities exchange.”  We note the disclosure on page 23 that Pinacle does not have a market maker that has agreed to file an application for Pinacle’s common stock to be quoted on the OTC Bulletin Board or OTCQB.

Response:  We have deleted the statement in question.

Risk Factors, page 6

9.

Revise risk factor 5 to make clear whether Mr. Mikhail Kats and Ms. Olga Kats each or together will devote 22 hours a week to Pinacle’s operations.

Response:  We have revised the risk factor 5 to make clear that each Mr. Mikhail Kats, the president and Ms. Olga Kats our secretary will be devoting approximately 22 hours to our business operations.

10.

Revise risk factors 5 and 7, including their captions or headings, to make clear that Pinacle has director and two officers.  As appropriate, revise also disclosures elsewhere in the registration statement to reflect, if true, that Pinacle has one director and two officers.

Response:  We have revised in our registration statement to reflect that we have director and two officers.

11.

Revise risk factor 9 to indicate that the 3,500,000 shares of common stock owned by Mr. Mikhail Kats are 66% of Pinacle’s outstanding shares of common stock.

Response:  We have revised risk factor 9 to indicate that Mr. Mikhail Kats owns 66% of Pinacle’s outstanding shares of common stock.

Plan of Distribution and Selling Shareholders, page 12

12.

Disclose how each selling shareholder acquired the shares of common stock being offered for resale.

Response:  The disclosure has been revised to disclose that the selling shareholders’ acquired the common shares for cash of $.01 and/or $.02 pursuant to an exemption under Section 4(2) of the Securities Act of 1933.

13.

Indicate the nature of any position, office, or other material relationship which each selling shareholder has had within the past three years with Pinacle or any of its predecessors or affiliates.  See Item 507 of Regulation

S-K.

Response:  The disclosure has been revised.

14.

 We note that some selling shareholders have the same surname.  Disclose the relationship, if any, of selling shareholders who have the same surname.  For example, Elena Cherkes and Julie Cherkes.

Response:  The relationships are:

Natalia Kats (shareholder) is wife to Mikhail Kats (director);

Olga Kats (secretary and shareholder) is daughter to Mikhail Kats (director) and Natalia Kats (shareholder);

Elena Cherkes (shareholder) and Julia Cherkes (shareholder) are sisters;

Elena Vakchrameeva (shareholder) is wife to Alexey Vakchrameev (shareholder);

Julia Vakchrusheva (shareholder) is wife to Alexander Vakchrushev (shareholder);

Referral Agreement, page 18

15.

Disclose the duration of the referral agreement.  Please elaborate on the nature of the services that Mr. Akimov will provide under the agreement.

Response:  Mr. Akimov will refer potential customers to the Company for a referral fee.  Duration of the agreement is until written 10 day notice of termination is given by either party.

   Dilution page 20

16.

Please revise this section to provide all of the information that is required by Item 506 of Regulation S-K.

Response:  The disclosure has been revised.

Sale of unregistered securities, page 21; Recent Sales of Unregistered Securities, page 57

17.

Your disclosure at the end of this section refers to part(d) and to the 1,800000 shares you are registering in this offering.  However, we are unable to locate part (d) , and you have only accounted for 220,000 shares in parts (b) and (c).  In addition, the issuances of common stock reflected here on page 57 are significantly inconsistent with the information in Note 4 to your audited financial statements on pages 42 and 53.  Please revise.

Response:  We have made some revision on page 21, see below:

a)  On July 2, 2010, the Company issued 4,000,000 shares of common stock for cash proceeds of $4,000 at $0.001 per share.

b)  On July 9, 2010, the Company issued 500,000 shares of common stock for cash proceeds of $5,000 at $0.01 per share.

c)

On August 11, 2010, the Company issued 800,000 shares of common stock for cash proceeds of $16,000 at $0.02 per share.

d)

The 1,800,000 shares so issued under part (a), (b), and (c) are being registered in this offering.

e)

There were 5,300,000 shares of common stock issued and outstanding as of January 31, 2011.

Shares Eligible for Future Sales, page 22

1.

We note the disclosure relating to sales under Rule 144.  Since Pinacle is a shell company the availability of Rule 144 to Pinacle’s shareholders is limited.  See Rule 144(i) under the Securities Act, and revise the disclosures to reflect the rule’s requirements, including, for example, that resales are not permitted under Rule 144(i) until 12 months after you are no longer considered a shell company.

Response:  No revisions have been made to the disclosure as management is of the opinion that the registrant is not a shell company.

Management’s Discussion and Analysis or Pan of Operations, page 24

2.

We note the disclosure that Mr. Mikhail Kats agreed to lend Pinacle additional capital to continue business operations if Pinacle needs additional cash and cannot raise it.  If Pinacle is party to an oral contract that would be required to be filed as an exhibit under Item 601(b)(10) of Regulation S-K if it were written.   Pinacle should provide a written description of the contract as an exhibit to the registration statement.  For guidance, you may wish to refer to Question 146.04 in the Regulation S-K section of our “Compliance and Disclosure Interpretations” available on the Commission’s website.

Response: Mr. Mikhail Kats does not have any contractual obligation to loan funds to the company.

Plan of Operation for the Next 12 months, page 24

3.

You provide a detailed listing of costs that you expect to incur in the next 12 months and then present a total of these costs in the amount of $32,073 on page 26; however, it does not appear that your detailed listing of costs actually equals the sum of $32,037.  Please advise.

Response: We have reviewed and added details to the table of total costs for the year and the amount equals to 27,893.

Liquidity and capital resources, page 27

4.

You disclose that total liabilities were $3,996 as of January 31, 2011; however, based on your balance sheet, it appears that total liabilities were actually $25 as of January 31, 2011.   Please revise.

Response:  We have revised our total liabilities as of January 31, 2011 to be $25.

5.

Please reconcile dates and amounts of shares issued as reflected in the second paragraph to the information in Note 4 to your audited financial statements, which is significantly inconsistent with this disclosure.  Please also revise Item 15 in part II of the registration statement as necessary to comply with this comment.

Response: We have reconciled dates and amounts of shares issued as reflected in Note 4 of our audited financial statements.

Going Concern, page 27

6.

Please revise to state how long you believe you can continue to pursue your business without additional funding.

Response:  We have revised to state that we have enough funds to stay in business for the next 6 months, after that we will require additional funding.

Background of officers and directors, page 28

7.

Describe briefly the business experience of Ms. Olga Kats during the past five years.  See Item 401(e) of Regulation S-K.

Response: The business experience of Ms. Olga Kats has been included.

Compensation of Directors, page 30

8.

Since Ms. Olga Kats is not a director, please remove her name from the director’s compensation table.

Response: We have removed Olga Kats from the director’s compensation table.

Security Ownership of Certain Beneficial Owners and Management, page 32

9.

Since Pinacle has 5,300,000 shares of common stock outstanding before the offering, the percentage of ownership before the offering of Mr. Mikhail Kats and all officers and directors as a group is 66%.  Please revise.

Response: We have revised the percentage of ownership before the offering 66% and all officers and directors as a group is 66%.

Common Stock, page 32

10.

Please clarify that the shares to be sold in this offering are currently fully paid and non-assessable rather than that they will be “when issued.”  The shares of common stock that are the subject of this offering have been issued and are outstanding.

Response: We have clarified the statement in question to:

All shares of common stock now outstanding are currently fully paid for and non-assessable.

Non-cumulative voting, page 33

11.

Since Pinacle has 5,300,000 shares of common stock outstanding before the offering, assuming the sale of 1,800,000 shares of common stock in the offering, present stockholders will own 66% of Pinacle’s outstanding shares after the offering is completed.  Please revise.

Response: We have revised the statement in question.

Financial Statements for the Three Months Ended April 30, 2011

12.

Given your status as a development stage company, please present a statement of stockholders’ equity in your interim financial statements that includes all activity from your inception through April 30, 2011.  Refer to ASC 915-215-45-1.

Response: The statement of stockholders’ equity has been included.

Balance Sheets, page 37

13.

The column heading of your April 30, 2011 balance sheet indicates that these amounts are unaudited, which implies that your January 31, 2011 balance sheet includes amounts that are audited.  Since none of the amounts is covered by an audit report when they are presented in your interim financial statements for the period ended April 30, 2011 you should not imply that the January 31, 2011 balance sheet amounts are audited.  Please revise to refer to both the January 31, 2011 and April 30, 2011 balance sheets as being unaudited.

Response: We have revised January 31, 2011 balance sheets as being unaudited.

Exhibit 5.1

14.

The phrase “assuming that the common shares have been” in the second paragraph appears to be incomplete.  Please revise.

Response:  The phrase has been revised.

15.

We note the statement in the fourth paragraph that “This opinion is not to be used, circulated, quoted or otherwise referred to for any other purpose without our prior written consent.”  Disclaimers of responsibility that in any way state or imply that investors are not entitled to rely on the opinion or other limitations on whom may rely on the opinion are unacceptable.  Please delete.

Response: The statement has been deleted.

The financial statements have been updated and the appropriate disclosure has been updated throughout the document.

Thank you for your time and consideration in this matter.

Pinacle Enterprise, Inc.

/s/Mikhail Kats

Mikhail Kats

Chief Executive Officer